Convertible notes, net (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			6 Months Ended
	Dec. 31, 2015 USD ($)	Nov. 30, 2015 USD ($)	Nov. 30, 2014 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CNY (¥)	Mar. 31, 2016 CNY (¥)	Dec. 01, 2014 USD ($)	Oct. 03, 2012 USD ($)	Apr. 27, 2012 USD ($)
Carrying amounts of Notes
Cumulative interest payable				$ 29,842	¥ 199,003	¥ 164,624
Less: Unamortized debt issuance costs				(394)	(2,626)	(4,437)
Total convertible notes, net				145,143	967,887	906,222
Representing:
Current portion				82,986	553,395
Non-current portion				62,157	414,492	906,222
Total convertible notes, net				145,143	967,887	906,222
KKR Notes
Carrying amounts of Notes
Principal amount of Notes				65,393	436,071	421,672
GM Notes
Debt Instrument
Denomination of the GM Notes			$ 50,000				$ 25,000
Carrying amounts of Notes
Principal amount of Notes				$ 50,302	¥ 335,439	¥ 324,363
Golden Meditech | CGL
Debt Instrument
Proceeds from sale of the GM Notes		$ 61,677
Golden Meditech | Magnum
Debt Instrument
Proceeds from sale of the GM Notes	$ 61,896
Golden Meditech | GM Notes | CGL and Magnum
Debt Instrument
Aggregate principal amount of GM Notes sold			50,000
Proceeds from sale of the GM Notes			88,090
Convertible notes
Debt Instrument
Interest rate				7.00%	7.00%
Guaranteed internal rate of return				12.00%
Debt issuance costs, amortization period				5 years
Convertible notes | KKR Notes
Debt Instrument
Aggregate principal amount									$ 65,000
Interest rate									7.00%
Convertible notes | GM Notes
Debt Instrument
Aggregate principal amount								$ 50,000
Interest rate								7.00%
Convertible notes | CGL | GM Notes
Debt Instrument
Aggregate principal amount			25,000
Convertible notes | Magnum | GM Notes
Debt Instrument
Aggregate principal amount			$ 25,000